UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from July 1, 2012 to July 31, 2012

Commission File Number of issuing entity: 333-167097 CAPITAL ONE MULTI-ASSET EXECUTION TRUST	Commission File Number of issuing entity: 333-167097-02 CAPITAL ONE MASTER TRUST
(Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the Notes)	(Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-167097-01

CAPITAL ONE FUNDING, LLC

(Exact name of depositor as specified in its charter)

CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	New York (State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Deutsche Bank Trust Company Delaware

E.A. Delle Donne Corporate Center

1011 Centre Road

Wilmington, DE 19805-1266

(Address of principal executive offices of

issuing entity)

201-593-6792

(Telephone number, including area code)

Not Applicable

(I.R.S. Employer Identification No.)

N/A

(Former name, former address,

if changed since last report)

c/o Capital One Bank (USA), National Association

Mail Stop 12017-0500

140 East Shore Drive

Room 1071-B

Glen Allen, VA 23060

(Address of principal executive offices of

issuing entity)

804-967-1000

(Telephone number, including area code)

Not Applicable

(I.R.S. Employer Identification No.)

N/A

(Former name, former address,

if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings

In 2005, a number of entities, each purporting to represent a class of retail merchants, filed antitrust lawsuits (the “Interchange Lawsuits”) against Visa U.S.A., Inc. (“Visa”) and MasterCard International (“MasterCard”) and several member banks, including Capital One Financial Corporation (the “Corporation”) and its subsidiaries, including Capital One Bank (USA), National Association (the “Bank”), alleging among other things, that the defendants conspired to fix the level of interchange fees. The complaints seek injunctive relief and civil monetary damages, which could be trebled. Separately, a number of large merchants have asserted similar claims against Visa and MasterCard only. In October 2005, the class and merchant Interchange Lawsuits were consolidated before the U.S. District Court for the Eastern District of New York for certain purposes, including discovery. On July 13, 2012, the parties executed and filed with the court a Memorandum of Understanding agreeing to resolve the litigation on certain terms set forth in a settlement agreement attached to the Memorandum. This agreement is contingent on preliminary and final court approval of the class settlement.

The defendant banks are members of Visa. As a member, the Bank has indemnification obligations to Visa with respect to final judgments and settlements of certain litigation against Visa. In the first quarter of 2008, Visa completed an IPO of its stock. With IPO proceeds, Visa established an escrow account for the benefit of member banks to fund certain litigation settlements and claims, including the Interchange Lawsuits. As a result, in the first quarter of 2008, the Corporation reduced its Visa-related indemnification liabilities of $91 million recorded in other liabilities with a corresponding reduction of other non-interest expense. The Corporation made an election in accordance with the accounting guidance for fair value option for financial assets and liabilities on the indemnification guarantee to Visa, and the fair value of the guarantee at December 31, 2011 and June 30, 2012 was zero. In January 2011, the Corporation entered into a MasterCard Settlement and Judgment Sharing Agreement, along with other defendant banks, which apportions between MasterCard and its member banks any costs and liabilities of any judgment or settlement arising from the Interchange Lawsuits.

ITEM 9 – Exhibits

Exhibit 99.1     Monthly Series 2002-CC Certificateholders’ Statement.

Exhibit 99.2     Card series Schedule to Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 15, 2012

CAPITAL ONE MULTI-ASSET EXECUTION TRUST (Issuing Entity) CAPITAL ONE MASTER TRUST (Issuing Entity) By: CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION (Servicer)

By:	/s/ Vicki Swanson
Name:	Vicki Swanson
Title:	Senior Accounting Officer